Expense Example {- Fidelity Mid Cap Growth Index Fund} - 06.30 Fidelity Growth & Value Cap Index Funds Combo PRO-02 - Fidelity Mid Cap Growth Index Fund - Fidelity Mid Cap Growth Index Fund	Aug. 28, 2021 USD ($)
Expense Example:
1 year	$ 5
3 years	16
5 years	28
10 years	$ 64